Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net income including noncontrolling interests		$ 985	$ 883	$ 366	$ 1,887
Net income		975	854	349	1,806
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[1]	(107)	(27)	(209)	51
Changes in unrealized net gains (losses) on investment securities	[2]	8	(6)	37	(24)
Changes in net unrecognized pension and other postretirement benefit costs	[3]	(4)		109
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[4]	(6)	30	(58)	71
Net realized (gains) losses on investment securities	[5]	(4)	3	(5)	4
Net pension and other postretirement benefit costs	[6]	20	18	50	60
Changes in other comprehensive income from equity method investees	[7]	(1)		(1)	1
Total other comprehensive income (loss)		(94)	18	(77)	163
Comprehensive income including noncontrolling interests		891	901	289	2,050
Comprehensive income attributable to noncontrolling interests		10	29	17	82
Comprehensive income		881	872	272	1,968
Virginia Electric and Power Company
Net income		602	520	722	1,043
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[8]	(16)	3	(34)	10
Changes in unrealized net gains (losses) on investment securities	[9]	1		5	(2)
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[10]			1
Net realized (gains) losses on investment securities	[11]			(1)
Total other comprehensive income (loss)		(15)	3	(29)	8
Comprehensive income		587	523	693	1,051
Dominion Energy Gas Holdings, LLC
Net income including noncontrolling interests		175	242	550	584
Net income		151	191	460	454
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[12]	(36)	4	(87)	(2)
Changes in net unrecognized pension and other postretirement benefit costs	[13]	(1)		28
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[14]	9	4	10	15
Net pension and other postretirement benefit costs	[15]	1	2	4	4
Total other comprehensive income (loss)		(27)	10	(45)	17
Comprehensive income including noncontrolling interests		148	252	505	601
Comprehensive income attributable to noncontrolling interests		24	51	89	131
Comprehensive income		$ 124	$ 201	$ 416	$ 470

[1]	Net of $37 million and $9 million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $69 million and $(17) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[2]	Net of $(2) million and $1 million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $(13) million and $7 million tax for the nine months ended September 30, 2019 and 2018, respectively.
[3]	Net of $4 million and $— million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $(45) million and $— million tax for the nine months ended September 30, 2019 and 2018, respectively.
[4]	Net of $1 million and $(10) million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $19 million and $(24) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[5]	Net of $1 million and $— million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $1 million and $(1) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[6]	Net of $(6) million and $(7) million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $(17) million and $(15) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[7]	Net of $— million tax for both the three months ended September 30, 2019 and 2018, and net of $— million and $(1) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[8]	Net of $5 million and $(1) million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $11 million and $(3) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[9]	Net of $(1) million and $— million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $(2) million and $1 million tax for the nine months ended September 30, 2019 and 2018, respectively.
[10]	Net of $— million tax for both the three and nine months ended September 30, 2019 and 2018.
[11]	Net of $1 million and $— million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $1 million and $— million tax for the nine months ended September 30, 2019 and 2018, respectively.
[12]	Net of $13 million and $(2) million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $30 million and $1 million tax for the nine months ended September 30, 2019 and 2018, respectively.
[13]	Net of $— million tax for both the three months ended September 30, 2019 and 2018, and net of $(11) million and $— million tax for the nine months ended September 30, 2019 and 2018, respectively.
[14]	Net of $(3) million and $(2) million tax for the three months ended September 30, 2019 and 2018, respectively, and net of $(3) million and $(6) million tax for the nine months ended September 30, 2019 and 2018, respectively.
[15]	Net of $— million tax for both the three months ended September 30, 2019 and 2018, and net of $(1) million tax for both the nine months ended September 30, 2019 and 2018.